Expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Expenses

Note 19 – Expenses:

A.	Cost of revenue

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Payroll and associated expenses	4,713	2,105	8,401
Farm operating expenses	10,846	7,399	12,132
Purchases	197,191	211,112	240,765
Depreciation	8,974	4,543	5,295
Changes in inventory *	7,795	(21,907)	(19,379)
	229,519	203,252	247,214

*	In 2024, the Company recorded inventory impairment in the total amount of NIS 16 million.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 19 – Expenses: (Cont.)

B.	General and administrative expenses:

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Payroll and associated expenses	4,921	8,053	10,329
Consulting and professional expenses	9,635	9,599	8,555
Directors’ fees	176	289	431
Insurance	1,239	1,640	1,749
Rent and maintenance	4,989	5,796	5,958
Provision for doubtful debts	7,238	16,878	4,363
Fees	666	627	680
Depreciation	8,174	8,666	7,871
Other	3,851	2,121	2,674
	40,889	53,669	42,610

C.	Sales and Marketing:

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Payroll and associated expenses	32,247	32,515	31,332
Commission distribution	15,372	15,453	14,834
Other	4,888	6,257	7,103
	52,507	54,225	53,269

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 19 – Expenses: (Cont.)

D.	Other expenses (income):

	For the year ended December 31
A. Other income	2025	2024	2023
	NIS in thousands
Remeasurement of contingent consideration	-	-	897
Government reimbursements (Note 1B(1) and Note 12B(A))	69,767	32,897	30,080
Remeasurement of provision for impairment of other receivables		2,403	1,277
Other	320	1,942	1,632
	70,087	37,242	33,886

	For the year ended December 31
B. Other expenses	2025	2024	2023
	NIS in thousands
Remeasurement of contingent consideration	-	-	1,964
Impairment losses on goodwill	-	-	63,101
Impairment losses on Property, plant and equipment	-	-	4,589
Impairment of receivables	28,038	12,558	2,330
Other	4,527	11,879	9,040
	32,565	24,437	81,024